Deconsolidation (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Schedule of Deconsolidation [Line Items]
Gain on deconsolidation of previously consolidated subsidiary		¥ 0	$ 0	¥ 29,660	¥ 0
Tianbo [Member]
Schedule of Deconsolidation [Line Items]
Percentage of equity interest before deconsolidation	51.00%			51.00%
Portion of equity interests sold in previously consolidated subsidiary	1.00%
Percentage of retained equity interests in previously consolidated subsidiary	50.00%			50.00%
Gain on deconsolidation of previously consolidated subsidiary	¥ 6,200
Cash consideration of deconsolidation of previously consolidated subsidiary	200
Fair value of retained equity interest in previously consolidated subsidiary on the date the subsidiary was deconsolidated	13,100			¥ 13,100
Carrying amount of noncontrolling interest in the former subsidiary	2,900			2,900
Carrying amount of former subsidiary's net assets	¥ 10,000			¥ 10,000